Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from financial institutions	$ 40,519	$ 36,695
Securities available for sale	231,062	195,864
Loans held for sale	2,197	2,268
Loans, net of allowance of $13,134 and $13,305	1,151,527	1,042,201
Other securities	14,247	14,055
Premises and equipment, net	17,611	17,920
Accrued interest receivable	4,488	3,854
Goodwill	27,095	27,095
Other intangible assets	1,279	1,784
Bank owned life insurance	25,125	24,552
Other assets	10,707	10,975
Total assets	1,525,857	1,377,263
Deposits
Noninterest-bearing	361,964	345,588
Interest-bearing	842,959	775,515
Total deposits	1,204,923	1,121,103
Federal Home Loan Bank advances	71,900	48,500
Securities sold under agreements to repurchase	21,755	28,925
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	13,391	11,692
Total liabilities	1,341,396	1,239,647
SHAREHOLDERS’ EQUITY
Preferred shares, no par value, 200,000 shares authorized Series B Preferred shares, $1,000 liquidation preference, 18,760 shares issued at December 31, 2017 and 20,481 shares issued at December 31, 2016, net of issuance costs	17,358	18,950
Common shares, no par value, 20,000,000 shares authorized, 10,946,439 shares issued at December 31, 2017 and 9,091,473 shares issued at December 31, 2016	153,810	118,975
Accumulated earnings	31,652	19,263
Treasury stock, 747,964 common shares at cost	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,124)	(2,337)
Total shareholders’ equity	184,461	137,616
Total liabilities and shareholders’ equity	$ 1,525,857	$ 1,377,263